LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Office Leases Commitment - short term
2024	¥ 1,045,399	$ 147,241
2025	26,400	3,718
Total lease payments	1,071,799	150,959
Less: imputed interest	(7,576)	(1,067)
Present value of lease liabilities	1,064,223	149,892	¥ 3,091,290
Operating lease liabilities - current	722,857	101,812	3,066,146
Operating lease liabilities - non-current	¥ 341,366	$ 48,080	¥ 25,144